Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends relating to reporting year:
First interim ordinary dividend (in GBP per share)	£ 0.1450	£ 0.1293	£ 0.1231
Second interim ordinary dividend (in GBP per share)	0.3250	0.3057	0.2647
Special dividend (in GBP per share)			0.1000
Total (in GBP per share)	£ 0.4700	£ 0.4350	£ 0.4878
First interim ordinary dividend	£ 375	£ 333	£ 315
Second interim ordinary dividend	841	789	681
Special dividend			257
Total	£ 1,216	£ 1,122	£ 1,253
Dividends paid in reporting year:
Current year first interim ordinary dividend (in GBP per share)	£ 0.1450	£ 0.1293	£ 0.1231
Second interim ordinary dividend/final ordinary dividend for prior year (in GBP per share)	0.3057	0.2647	0.2574
Special dividend (in GBP per share)		0.1000
Total (in GBP per share)	£ 0.4507	£ 0.4940	£ 0.3805
Current year first interim ordinary dividend	£ 373	£ 332	£ 315
Second interim ordinary dividend/final ordinary dividend for prior year	786	679	659
Special dividend		256
Total	£ 1,159	£ 1,267	£ 974